CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income (loss)	$ 1,584,302	$ 827,407	$ 973,686
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	504,638	577,348	660,460
Realized and unrealized losses (gains) on investments		(3,119)	(9,056)
Non-cash, stock-based compensation	30,671	13,853	35,521
Deferred tax expense (benefit)	13,114	11,310	(24,477)
Allowance for credit losses and allowance for doubtful accounts, respectively	23,953	2,324	1,900
Other, net	4,709	71,406	(67,672)
Changes in current assets and current liabilities:
Trade accounts receivable	(81,649)	52,599	2,137
Inventory	32,916	(78,216)	15,754
Other current assets	(108,188)	70,449	(39,822)
Trade accounts payable	49,244	49,149	(145,891)
Deferred revenue and other	(6,853)	29,159	(93,093)
Accrued programming and other accrued expenses	(167,399)	(238,969)	(111,987)
Net cash flows from operating activities	1,879,458	1,384,700	1,197,460
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	(132,591)	153,422	41,155
Purchases of property and equipment	(298,566)	(392,690)	(348,023)
Other, net	8,851	73,352	24,816
Net cash flows from investing activities	(422,306)	(165,916)	(282,052)
Cash Flows From Financing Activities:
Redemption and repurchases of senior notes	(1,100,000)	(1,317,372)	(1,108,489)
Proceeds from the issuance of senior notes	1,000,000
Advances to affiliates	(82,415)
Advances from affiliates		82,415
Repayment of long-term debt and finance lease obligations	(54,438)	(35,356)	(38,639)
Debt issuance costs	(1,670)
Other, net		(444)	(3,270)
Net cash flows from financing activities	(238,523)	(1,270,757)	(1,150,398)
Net increase (decrease) in cash, cash equivalents, restricted cash and cash equivalents	1,218,629	(51,973)	(234,990)
Cash, cash equivalents, restricted cash and cash equivalents, beginning of period (Note 4)	78,103	130,076	365,066
Cash, cash equivalents, restricted cash and cash equivalents, end of period (Note 4)	$ 1,296,732	$ 78,103	$ 130,076